<SEC HEADER>
CONFORMED SUBMISSION TYPE:	24F-2NT
PUBLIC DOCUMENT COUNT:		1
FILED AS OF DATE:		20001220
EFFECTIVENESS DATE:		20001220

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:  ICON Funds
		CENTRAL INDEX KEY:			0001025770
		STANDARD INDUSTRIAL CLASSIFICATION:
		STATE OF INCORPORATION:			MA
		FISCAL YEAR END:			0930

	FILING VALUES:
		FORM TYPE:		24F-2NT
		SEC ACT:
		SEC FILE NUMBER:	333-14927
		FILM NUMBER:

	FILING VALUES:
		FORM TYPE:		24F-2NT
		SEC ACT:
		SEC FILE NUMBER:	811-07883
		FILM NUMBER:

	BUSINESS ADDRESS:
		STREET 1:		12835 ARAPAHOE ROAD
		STREET 2:		TOWER II, PENTHOUSE
		CITY:			ENGLEWOOD
		STATE:			CO
		ZIP:			80112
		BUSINESS PHONE:		3037901600

	MAIL ADDRESS:
		STREET 1:		12835 ARAPAHOE ROAD
		STREET 2:		TOWER II, PENTHOUSE
		CITY:			ENGLEWOOD
		STATE:			CO
		ZIP:			80112

</SEC HEADER>

            		Securities and Exchange Commission
                    Washington, D.C.  20549
                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1.   Name and address of issuer:

          ICON Funds
          12835 East Arapahoe Rd., Tower II, PH
       	  Englewood, CO. 80112

2. Name of each series or class of funds for which this form is filed. If this Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:

          ICON Materials Fund
          ICON Consumer Discretionary Fund
          ICON Energy Fund
          ICON Financial Fund
          ICON Healthcare Fund
          ICON Leisure and Consumer Staples Fund
          ICON Information Technology Fund
          ICON Telecommunication & Utilities Fund
          ICON Asia Region Fund
          ICON South Pacific Region Fund
          ICON North Europe Region Fund
          ICON South Europe Region Fund
          ICON Western Hemisphere Fund
          ICON Short-Term Fixed Income Fund
          ICON Industrials Fund

3.   Investment Company Act File Number:

     811-07883

     Securities Act File Number:

     333-14927

4.(a)Last day of fiscal year for which this notice is filed:

     September 30, 2000.

4.(b)[ ] Check box if this form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See instruction A.2)

4.(c)[ ] Check box if this is the last time the issuer will be filing this form.

5.   Calculation of registration fee:

          (i)  Aggregate sale price of securi-
               ties sold during the fiscal year
               pursuant to rule 24f-2:                  $929,153,695

         (ii)  Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:  			                      $877,080,256

        (iii)  Aggregate price of securities
               redeemed or repurchased during
               the fiscal years ended 9/30/98 and
               9/30/99 that were not previously
               used to reduce registration fees
               payable to the Commission:                 	239,933,754


         (iv)  Total available redemption credits
               [add Items 5(ii) and 5(iii)]             $1,117,014,010

         (v)   Net sales (Item 5(i) is greater than 5(iv)
               [subtract item 5(iv) from Item 5(i)]          	0

         (vi)  Redemption credits available for use in
               future years- if Item 5(i)is less than
               Item 5(iv) [subtract Item 5(iv) from
               Item 5(i)]                          	    $187,860,315

        (vii)  Multiplier for determining registration
               fee (see Instruction C.9)                x .000295


        (viii) Registration fee due [multiply item 5(v)
               by Item 5(vii). Enter 0 if no fees
               is due.                                  $ 0


6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as ineffect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______

7.    Interest due--if this Form is being filed more
      than 90 days after the end of the issuers fiscal
      year                                                       0

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


8.    Total of the amount the registration fee due plus
      any interest due [line 5(vii) plus line 7]                 0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

                              Method of Delivery
                              [ ] Wire Transfer
                              [ ] Mail or other means


This report has been signed below by the following person(s) on behalf of the issuer and in the capacities and on the date indicated.

                                      By:   /s/ Erik L. Jonson
                                            Erik L. Jonson, CPA
                                            Chief Financial Officer

Date:  December 20, 2000